Others, Net	12 Months Ended
Jun. 30, 2025
Others, Net [Abstract]
Others, net
17.	Others, net

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB

Government grants	415	3,506	2,341
Fair value changes and investment gain of short-term investments	9,235	18,452	24,074
Share of net income of investments accounted for using equity method	-	-	1,388
Fair value changes of long-term investments	-	-	24,863
Others	11,663	7,007	6,812
Total	21,313	28,965	59,478